UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04765

Dreyfus New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus New York AMT-Free Municipal Bond Fund

SEMIANNUAL REPORT May 31, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus New York AMT-Free Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New York AMT-Free Municipal Bond Fund, covering the six-month period from December 1, 2015 through May 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery generally has remained intact. New job creation, declining unemployment claims, improved consumer confidence, and higher housing prices have supported an economic expansion that so far has lasted seven years. In response, the Federal Reserve Board raised short-term interest rates in December 2015 for the first time in nearly a decade. Broad measures of U.S. stock and bond market performance exhibited heightened volatility on their way to posting relatively mild gains or losses for the reporting period overall.

On the other hand, the global economy has continued to struggle with persistently slow growth despite historically aggressive monetary policies as weak demand, volatile commodity prices, and the lingering effects of various financial crises took their toll. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied to recoup some of their previous losses, and high-quality sovereign bonds mostly benefited from falling interest rates.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

June 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2015, through May 31, 2016, as provided by Thomas Casey and Daniel Rabasco, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2016, Dreyfus New York AMT-Free Municipal Bond Fund’s Class A shares produced a total return of 3.96%, Class C shares returned 3.57%, Class I shares returned 4.09%, and Class Y shares returned 4.11%.1 In comparison, the Barclays Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New York, achieved a total return of 3.42% for the same period.2

Municipal bonds produced solidly positive returns over the reporting period amid robust demand for competitive levels of after-tax income. Favorable results from our interest rate and sector allocation strategies enabled the fund to outperform its benchmark.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state, and New York city income taxes to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state, and New York city personal income taxes. The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund will invest at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years, but the fund may invest in individual securities of any maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.

Flight to Safety Supported Municipal Bonds

Municipal bonds were influenced during the reporting period by bouts of economic uncertainty. The U.S. economy continued to grow, but global economic instability and declining commodity prices early in the reporting period caused investors to turn away from riskier assets and toward high-quality securities. Commodity prices subsequently rebounded when global economic conditions seemed to stabilize, but investors continued to flock to U.S. Treasury securities, keeping interest rates low.

The after-tax yields of municipal bonds generally compared favorably with those of taxable U.S. Treasury securities throughout the reporting period, resulting in persistently robust demand. Supply dynamics also generally proved favorable: New issuance volumes increased in advance of the Federal Reserve Board’s (the “Fed”) December 2015 rate hike, but the supply of newly issued securities moderated over the first five months of 2016.

In this environment, municipal bonds with longer-term maturities benefited from falling long-term interest rates, even after the Fed raised short-term interest rates. New York has benefited from the economic recovery, and strong tax revenues have enabled it to balance its budget and achieve better-than-average pension funding levels.

DISCUSSION OF FUND PERFORMANCE (continued)

Longer-Term Maturities Bolstered Relative Results

The fund’s performance compared to its benchmark was supported by its focus on municipal bonds with maturities in the 10- to 30-year range and underweighted positions in bonds with maturities of five years and less. This positioning enabled it to participate more fully in the benefits of falling long-term interest rates and narrowing yield differences along the market’s maturity range.

The fund also achieved strong results through overweighted positions in higher-yielding revenue bonds and underweighted exposure to general obligation bonds. Results were especially robust among bonds backed by health care facilities, airports, special tax districts, and the state’s settlement of litigation with U.S. tobacco companies. The fund further benefited from lack of direct exposure to uninsured municipal bonds from Puerto Rico.

Although disappointments during the reporting period were relatively mild, higher-quality municipal bonds—including those backed by essential municipal services such as sewer systems, waterworks, and public utilities—trailed market averages.

A More Opportunistic Approach

We remain optimistic regarding the prospects for the municipal bond market as the U.S. economy continues to grow and supply-and-demand dynamics have remained positive. However, we also are aware of the potential risks posed by political uncertainty and narrower yield differences along the market’s credit-quality spectrum.

Therefore, we are pursuing an opportunistic investment posture. For example, we have complemented the fund’s core of higher-quality holdings with more yield-oriented investments, including those with longer-term maturities when attractive trading opportunities arise in the market.

June 15, 2016

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents. Capital gains, if any, are fully taxable.

2 SOURCE: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York AMT-Free Municipal Bond Fund from December 1, 2015 to May 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the six months ended May 31,2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.69	$8.50	$3.42	$3.11
Ending value (after expenses)	$1,039.60	$1,035.70	$1,040.90	$1,041.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the six months ended May 31, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.65	$8.42	$3.39	$3.08
Ending value (after expenses)	$1,020.40	$1,016.65	$1,021.65	$1,021.95

†  Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.67% for Class C, .67% for Class I and .61% for Class Y, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2016 (Unaudited)

Long-Term Municipal Investments - 100.0%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 97.2%
Albany Industrial Development Agency, Civic Facility Revenue (Saint Peter's Hospital of the City of Albany Project) (Prerefunded)	5.25	11/15/17	4,500,000	[a]	4,797,360
Build New York City Resource Corporation, Revenue (The New York Methodist Hospital Project)	5.00	7/1/29	650,000		764,355
Build New York City Resource Corporation, Revenue (YMCA of Greater New York Project)	5.00	8/1/40	1,000,000		1,151,420
Hempstead Local Development Corporation, Revenue (Molloy College Project)	5.70	7/1/29	4,865,000		5,433,232
Hudson Yards Infrastructure Corporation, Hudson Yards Senior Revenue	5.75	2/15/47	2,500,000		2,941,100
JPMorgan Chase Putters/Drivers Trust (Series 3803), (New York State Dormitory Authority, Revenue (The Rockefeller University)) Non-recourse	5.00	7/1/18	4,000,000	[b,c]	4,579,840
JPMorgan Chase Putters/Drivers Trust (Series 4377), (New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue) Non-recourse	5.00	5/1/21	10,000,000	[b,c]	11,794,300
Long Island Power Authority, Electric System General Revenue	1.19	11/1/18	1,000,000	[d]	1,000,600
Long Island Power Authority, Electric System General Revenue	5.00	9/1/34	1,500,000		1,776,705
Long Island Power Authority, Electric System General Revenue	5.00	9/1/37	1,700,000		2,015,027
Long Island Power Authority, Electric System General Revenue (Prerefunded)	6.00	5/1/19	3,000,000	[a]	3,438,030
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue	5.00	11/15/27	3,000,000		3,631,170
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/23	1,000,000		1,218,450
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/25	1,000,000		1,058,930
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/28	2,500,000		3,007,475
Metropolitan Transportation Authority, Transportation Revenue	6.50	11/15/28	685,000		780,468
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/30	5,000,000		6,144,600
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/32	5,000,000		5,972,700
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/34	3,000,000		3,484,290
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/41	1,755,000		2,066,548

Long-Term Municipal Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 97.2% (continued)
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/43	6,210,000		7,366,737
Metropolitan Transportation Authority, Transportation Revenue	5.25	11/15/44	2,000,000		2,461,360
Metropolitan Transportation Authority, Transportation Revenue (Prerefunded)	6.50	11/15/18	1,315,000	[a]	1,494,471
Monroe County Industrial Development Corporation, Revenue (University of Rochester Project)	5.00	7/1/25	2,420,000		2,797,714
Monroe County Industrial Development Corporation, Revenue (University of Rochester Project)	5.00	7/1/43	1,000,000		1,157,130
Nassau County Local Economic Assistance Corporation, Revenue (Winthrop-University Hospital Association Project)	5.00	7/1/42	1,000,000		1,098,470
New York City, GO	5.25	9/1/25	1,000,000		1,094,190
New York City, GO	5.00	8/1/27	5,000,000		6,231,150
New York City, GO	5.00	8/1/28	4,000,000		4,788,600
New York City, GO	5.00	8/1/29	5,000,000		5,912,350
New York City, GO	5.00	8/1/31	4,000,000		4,859,560
New York City, GO	5.00	8/1/32	3,940,000		4,903,409
New York City, GO	5.00	10/1/32	730,000		858,838
New York City, GO	5.00	8/1/33	12,240,000		14,780,167
New York City Educational Construction Fund, Revenue	6.50	4/1/25	3,960,000		4,916,815
New York City Industrial Development Agency, PILOT Revenue (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/49	5,000,000		5,800,100
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/31	5,000,000		6,146,450
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/31	3,000,000		3,445,560
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/34	2,000,000		2,399,380

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 97.2% (continued)
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/38	3,595,000		4,400,711
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.25	6/15/40	2,975,000		3,342,978
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.50	6/15/40	2,500,000		2,830,275
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/45	4,000,000		4,668,080
New York City Transitional Finance Authority, Building Aid Revenue	5.00	7/15/40	3,000,000		3,570,540
New York City Transitional Finance Authority, Building Aid Revenue	5.00	7/15/43	5,000,000		5,900,250
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue	5.00	2/1/36	2,000,000		2,388,360
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue	5.00	11/1/38	3,000,000		3,487,110
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue	5.00	2/1/40	4,000,000		4,819,560
New York City Trust for Cultural Resources, Revenue (American Museum of Natural History)	5.00	7/1/32	4,210,000		5,071,576
New York Convention Center Development Corporation, Revenue (Hotel Unit Fee Secured) (Credit Support Agreement; SONYMA)	5.00	11/15/40	1,250,000		1,488,488
New York Liberty Development Corporation, Liberty Revenue (4 World Trade Center Project)	5.00	11/15/44	3,000,000		3,462,930
New York Liberty Development Corporation, Liberty Revenue (7 World Trade Center Project)	5.00	9/15/40	2,000,000		2,353,900
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	5,000,000	[b]	5,634,450

Long-Term Municipal Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 97.2% (continued)
New York Liberty Development Corporation, Revenue (Goldman Sachs Headquarters Issue)	5.25	10/1/35	1,600,000		2,053,920
New York State Dormitory Authority, FHA-Insured Mortgage Hospital Revenue (Hospital for Special Surgery)	6.00	8/15/38	3,470,000		4,008,995
New York State Dormitory Authority, Health Center Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000		1,003,960
New York State Dormitory Authority, Revenue (Consolidated City University System)	5.63	7/1/16	2,495,000		2,505,454
New York State Dormitory Authority, Revenue (Consolidated City University System)	5.75	7/1/18	1,025,000		1,078,720
New York State Dormitory Authority, Revenue (Consolidated City University System) (Insured; Assured Guaranty Municipal Corp.)	5.75	7/1/18	965,000		1,015,576
New York State Dormitory Authority, Revenue (Cornell University)	5.00	7/1/24	4,500,000		4,516,650
New York State Dormitory Authority, Revenue (Cornell University)	5.00	7/1/35	2,000,000		2,292,500
New York State Dormitory Authority, Revenue (Cornell University)	5.00	7/1/35	1,500,000		1,505,550
New York State Dormitory Authority, Revenue (Fordham University)	5.00	7/1/41	1,000,000		1,204,760
New York State Dormitory Authority, Revenue (Icahn School of Medicine at Mount Sinai)	5.00	7/1/40	1,000,000		1,178,420
New York State Dormitory Authority, Revenue (Memorial Sloan-Kettering Cancer Center)	5.00	7/1/23	1,350,000		1,625,440
New York State Dormitory Authority, Revenue (Mount Sinai School of Medicine of New York University) (Prerefunded)	5.50	7/1/19	2,320,000	[a]	2,629,743
New York State Dormitory Authority, Revenue (New York University Hospitals Center)	5.00	7/1/26	2,500,000		2,509,275
New York State Dormitory Authority, Revenue (New York University Hospitals Center)	5.00	7/1/32	500,000		611,540
New York State Dormitory Authority, Revenue (New York University Hospitals Center)	5.00	7/1/34	2,500,000		2,965,875
New York State Dormitory Authority, Revenue (New York University Hospitals Center) (Prerefunded)	5.25	7/1/17	1,900,000	[a]	1,976,798
New York State Dormitory Authority, Revenue (New York University Hospitals Center) (Prerefunded)	5.50	7/1/20	2,500,000	[a]	2,945,150
New York State Dormitory Authority, Revenue (New York University)	5.00	7/1/34	2,000,000		2,240,680

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 97.2% (continued)
New York State Dormitory Authority, Revenue (New York University)	5.00	7/1/45	3,540,000		4,170,049
New York State Dormitory Authority, Revenue (North Shore - Long Island Jewish Obligated Group)	5.00	5/1/43	1,300,000		1,507,025
New York State Dormitory Authority, Revenue (North Shore - Long Island Jewish Obligated Group) (Prerefunded)	5.00	5/1/17	5,515,000	[a]	5,733,615
New York State Dormitory Authority, Revenue (North Shore - Long Island Jewish Obligated Group) (Prerefunded)	5.50	5/1/19	2,000,000	[a]	2,264,540
New York State Dormitory Authority, Revenue (Orange Regional Medical Center Obligated Group)	6.13	12/1/29	1,500,000		1,639,005
New York State Dormitory Authority, Revenue (Orange Regional Medical Center Obligated Group)	5.00	12/1/45	1,400,000	[b]	1,533,756
New York State Dormitory Authority, Revenue (Rochester Institute of Technology)	5.00	7/1/23	2,000,000		2,410,700
New York State Dormitory Authority, Revenue (Rochester Institute of Technology) (Prerefunded)	6.00	7/1/18	5,250,000	[a]	5,814,585
New York State Dormitory Authority, Revenue (State University of New York Dormitory Facilities)	5.00	7/1/43	2,500,000		2,880,575
New York State Dormitory Authority, Revenue (Teachers College)	5.38	3/1/29	2,000,000		2,219,340
New York State Dormitory Authority, Revenue (The Bronx-Lebanon Hospital Center) (LOC; TD Bank)	6.50	8/15/30	2,000,000		2,264,320
New York State Dormitory Authority, Revenue (The New School)	5.25	7/1/30	2,500,000		2,859,825
New York State Dormitory Authority, Revenue (The Rockefeller University)	5.00	7/1/40	4,000,000		4,486,560
New York State Dormitory Authority, State Personal Income Tax Revenue (Education) (Prerefunded)	5.00	9/15/16	125,000	[a]	126,619
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	2/15/26	1,730,000		1,968,307
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	3/15/31	5,000,000		6,064,700
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	2/15/39	2,000,000		2,385,460
New York State Dormitory Authority, State Sales Tax Revenue	5.00	3/15/23	1,430,000		1,768,524
New York State Dormitory Authority, State Sales Tax Revenue	5.00	3/15/26	3,000,000		3,807,750
New York State Dormitory Authority, State Sales Tax Revenue	5.00	3/15/44	3,000,000		3,562,740

Long-Term Municipal Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 97.2% (continued)
New York State Dormitory Authority, Third General Resolution Revenue (State University Educational Facilities Issue)	5.00	5/15/30	2,000,000		2,373,040
New York State Energy Research and Development Authority, PCR (New York State Electric and Gas Corporation Project) (Insured; National Public Finance Guarantee Corp.)	1.14	12/1/25	5,000,000	[d]	4,781,250
New York State Energy Research and Development Authority, PCR (New York State Electric and Gas Corporation Project) (Insured; National Public Finance Guarantee Corp.)	1.26	4/1/34	2,000,000	[d]	1,882,500
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue (New York City Municipal Water Finance Authority Projects - Second Resolution Bonds)	5.00	6/15/27	2,810,000		3,528,657
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue (New York City Municipal Water Finance Authority Projects - Second Resolution Bonds)	5.00	6/15/29	2,470,000		2,831,213
New York State Environmental Facilities Corporation, State Revolving Funds Revenue (Master Financing Program)	5.00	5/15/30	2,000,000		2,443,900
New York State Mortgage Agency, Mortgage Revenue	5.00	4/1/28	435,000		459,660
New York State Power Authority, Revenue	5.00	11/15/31	1,000,000		1,198,920
New York State Thruway Authority, General Revenue	5.00	1/1/42	1,500,000		1,743,480
New York State Thruway Authority, General Revenue (Insured; National Public Finance Guarantee Corp.)	5.00	1/1/27	5,000,000		5,331,350
New York State Thruway Authority, General Revenue Junior Indebtedness Obligations	5.00	1/1/41	1,000,000		1,187,470
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000		2,855,600
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds (Prerefunded)	5.00	10/1/17	3,000,000	[a]	3,171,480
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds (Prerefunded)	5.00	10/1/18	2,500,000	[a]	2,742,525
New York State Thruway Authority, State Personal Income Tax Revenue (Transportation) (Prerefunded)	5.25	9/15/17	3,000,000	[a]	3,176,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 97.2% (continued)
Niagara Tobacco Asset Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	5.25	5/15/34	2,000,000		2,325,580
Niagara Tobacco Asset Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	5.25	5/15/40	1,750,000		2,010,785
Onondaga Civic Development Corporation, Revenue (Saint Joseph's Hospital Health Center Project) (Prerefunded)	5.13	7/1/19	1,750,000	[a]	1,970,622
Port Authority of New York and New Jersey, (Consolidated Bonds, 163rd Series)	5.00	7/15/35	5,000,000		5,726,000
Port Authority of New York and New Jersey, (Consolidated Bonds, 179th Series)	5.00	12/1/25	2,000,000		2,493,040
Port Authority of New York and New Jersey, (Consolidated Bonds, 183rd Series)	5.00	12/15/26	3,000,000		3,739,470
Port Authority of New York and New Jersey, (Consolidated Bonds, 184th Series)	5.00	9/1/36	2,500,000		3,000,350
Port Authority of New York and New Jersey, (Consolidated Bonds, 184th Series)	5.00	9/1/39	2,000,000		2,377,140
Port Authority of New York and New Jersey, (Consolidated Bonds, 93rd Series)	6.13	6/1/94	1,955,000		2,506,838
Port Authority of New York and New Jersey, Special Project Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/36	2,000,000		2,353,960
Sales Tax Asset Receivable Corporation, Sales Tax Asset Revenue	5.00	10/15/31	1,000,000		1,237,140
Schenectady Industrial Development Agency, Civic Facility Revenue (Union College Project) (Prerefunded)	5.00	7/1/16	1,380,000	[a]	1,385,065
Suffolk County Economic Development Corporation, Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.00	7/1/22	1,000,000		1,162,440
Suffolk Tobacco Asset Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	6.00	6/1/48	5,000,000		5,080,000
Triborough Bridge and Tunnel Authority, General Purpose Revenue (Prerefunded)	5.50	1/1/22	2,000,000	[a]	2,466,120
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.00	11/15/27	1,640,000		1,801,409
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.00	1/1/28	2,000,000		2,385,380

Long-Term Municipal Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New York - 97.2% (continued)
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.00	11/15/38	1,000,000	1,163,060
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.25	11/15/45	1,500,000	1,829,130
Tribourough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.00	11/15/46	6,000,000	7,267,620
TSASC Inc. of New York, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/26	2,000,000	2,004,360
TSASC Inc. of New York, Tobacco Settlement Asset-Backed Bonds	5.13	6/1/42	4,000,000	3,940,680
Utility Debt Securitization Authority of New York, Restructuring Bonds	5.00	12/15/35	8,000,000	9,894,560
Westchester Tobacco Asset Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/26	2,000,000	2,001,800
Westchester Tobacco Asset Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	5.13	6/1/45	1,200,000	1,200,096
Western Nassau County Water Authority, Water System Revenue	5.00	4/1/40	1,000,000	1,177,070
				416,532,870
U.S. Related - 2.8%
Guam, Business Privilege Tax Revenue	5.00	11/15/35	3,000,000	3,498,810
Guam, Business Privilege Tax Revenue	5.00	1/1/42	2,000,000	2,217,200
Guam, Hotel Occupancy Tax Revenue	5.25	11/1/18	1,100,000	1,205,226
Guam, Hotel Occupancy Tax Revenue	5.50	11/1/19	1,000,000	1,138,450

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Related - 2.8% (continued)
Guam Waterworks Authority, Water and Wastewater System Revenue	5.63	7/1/40	1,000,000	1,119,740
Virgin Islands Public Finance Authority, Revenue (Virgin Islands Matching Fund Loan Note)	5.00	10/1/25	2,500,000	2,789,925
				11,969,351
Total Long-Term Municipal Investments (cost $395,080,524)			428,502,221
Short-Term Municipal Investment - .1%
New York - .1%
New York City, GO Notes (LOC; JPMorgan Chase Bank) (cost $300,000)	0.37	6/1/16	300,000	[e] 300,000
Total Investments (cost $395,380,524)			100.1%	428,802,221
Liabilities, Less Cash and Receivables			(0.1%)	(466,914)
Net Assets			100.0%	428,335,307

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, these securities were valued at $23,542,346 or 5.5% of net assets.

c Collateral for floating rate borrowings.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Variable rate demand note—rate shown is the interest rate in effect at May 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	19.6
Education	16.0
Special Tax	14.3
Prerefunded	11.0
Utility-Water and Sewer	8.3
City	6.6
Health Care	5.3
Utility-Electric	4.1
Industrial	4.0
Asset-Backed	1.7
Resource Recovery	1.6
State/Territory	1.2
Pollution Control	.7
Housing	.1
Other	5.6
100.1

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	395,380,524	428,802,221
Cash		1,234,917
Interest receivable		5,307,776
Receivable for shares of Beneficial Interest subscribed		875,160
Prepaid expenses		32,901
		436,252,975
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		328,629
Payable for floating rate notes issued—Note 4		7,000,000
Payable for shares of Beneficial Interest redeemed		524,604
Interest and expense payable related to floating rate notes issued—Note 4		6,439
Accrued expenses		57,996
		7,917,668
Net Assets ($)		428,335,307
Composition of Net Assets ($):
Paid-in capital		402,939,080
Accumulated undistributed investment income—net		15,590
Accumulated net realized gain (loss) on investments		(8,041,060)
Accumulated net unrealized appreciation (depreciation) on investments		33,421,697
Net Assets ($)		428,335,307

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	343,093,051	31,774,887	53,466,321	1,048
Shares Outstanding	22,430,939	2,077,111	3,495,510	68.49
Net Asset Value Per Share ($)	15.30	15.30	15.30	15.30

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2016 (Unaudited)

Investment Income ($):
Interest Income	7,854,084
Expenses:
Management fee—Note 3(a)	1,136,565
Shareholder servicing costs—Note 3(c)	533,063
Distribution fees—Note 3(b)	113,473
Professional fees	57,766
Registration fees	24,942
Interest and expense related to floating rate notes issued—Note 4	19,735
Custodian fees—Note 3(c)	16,589
Prospectus and shareholders’ reports	11,388
Trustees’ fees and expenses—Note 3(d)	10,536
Loan commitment fees—Note 2	2,615
Miscellaneous	25,577
Total Expenses	1,952,249
Less—reduction in fees due to earnings credits—Note 3(c)	(850)
Net Expenses	1,951,399
Investment Income—Net	5,902,685
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	160,319
Net unrealized appreciation (depreciation) on investments	9,763,957
Net Realized and Unrealized Gain (Loss) on Investments	9,924,276
Net Increase in Net Assets Resulting from Operations	15,826,961

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
Operations ($):
Investment income—net	5,902,685	12,429,616
Net realized gain (loss) on investments	160,319	2,948,338
Net unrealized appreciation (depreciation) on investments	9,763,957	(2,581,755)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,826,961	12,796,199
Dividends to Shareholders from ($):
Investment income—net:
Class A	(4,859,372)	(10,655,098)
Class C	(319,668)	(608,012)
Class I	(708,039)	(1,223,048)
Class Y	(16)	(33)
Total Dividends	(5,887,095)	(12,486,191)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	15,802,812	38,210,958
Class C	3,509,841	7,829,886
Class I	17,922,122	21,725,267
Dividends reinvested:
Class A	4,058,502	8,849,379
Class C	248,388	487,583
Class I	643,944	1,065,130
Cost of shares redeemed:
Class A	(18,865,157)	(64,664,300)
Class C	(1,438,280)	(3,877,995)
Class I	(8,955,752)	(12,268,255)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	12,926,420	(2,642,347)
Total Increase (Decrease) in Net Assets	22,866,286	(2,332,339)
Net Assets ($):
Beginning of Period	405,469,021	407,801,360
End of Period	428,335,307	405,469,021
Undistributed investment income—net	15,590	-

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	1,041,758	2,554,258
Shares issued for dividends reinvested	267,442	593,573
Shares redeemed	(1,245,513)	(4,348,736)
Net Increase (Decrease) in Shares Outstanding	63,687	(1,200,905)
Class C
Shares sold	231,385	526,586
Shares issued for dividends reinvested	16,366	32,706
Shares redeemed	(94,812)	(260,758)
Net Increase (Decrease) in Shares Outstanding	152,939	298,534
Class I
Shares sold	1,180,489	1,456,638
Shares issued for dividends reinvested	42,421	71,481
Shares redeemed	(591,542)	(823,064)
Net Increase (Decrease) in Shares Outstanding	631,368	705,055

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2016		Year Ended November 30,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.93	14.91	14.29	15.60	14.62	14.35
Investment Operations:
Investment income—net[a]	.22	.45	.47	.46	.52	.55
Net realized and unrealized gain (loss) on investments	.37	.03	.62	(1.31)	.98	.27
Total from Investment Operations	.59	.48	1.09	(.85)	1.50	.82
Distributions:
Dividends from investment income—net	(.22)	(.46)	(.47)	(.46)	(.52)	(.55)
Net asset value, end of period	15.30	14.93	14.91	14.29	15.60	14.62
Total Return (%)[b]	3.96[c]	3.24	7.76	(5.52)	10.39	5.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92[d]	.91	.92	.90	.91	.92
Ratio of net expenses to average net assets	.92[d]	.91	.92	.90	.91	.91
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[d]	.01	.01	.01	.00[e]	.00[e]
Ratio of net investment income to average net assets	2.89[d]	3.05	3.24	3.09	3.41	3.87
Portfolio Turnover Rate	3.94[c]	24.62	20.10	12.95	9.96	10.20
Net Assets, end of period ($ x 1,000)	343,093	333,968	351,371	343,975	405,161	352,610

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2016		Year Ended November 30,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.93	14.91	14.30	15.60	14.62	14.35
Investment Operations:
Investment income—net[a]	.16	.34	.36	.35	.40	.44
Net realized and unrealized gain (loss) on investments	.37	.02	.61	(1.31)	.98	.27
Total from Investment Operations	.53	.36	.97	(.96)	1.38	.71
Distributions:
Dividends from investment income—net	(.16)	(.34)	(.36)	(.34)	(.40)	(.44)
Net asset value, end of period	15.30	14.93	14.91	14.30	15.60	14.62
Total Return (%)[b]	3.57[c]	2.45	6.93	(6.24)	9.55	5.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.67[d]	1.67	1.68	1.67	1.68	1.68
Ratio of net expenses to average net assets	1.67[d]	1.67	1.68	1.67	1.68	1.66
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[d]	.01	.01	.01	.00[e]	.00[e]
Ratio of net investment income to average net assets	2.12[d]	2.28	2.45	2.32	2.61	3.11
Portfolio Turnover Rate	3.94[c]	24.62	20.10	12.95	9.96	10.20
Net Assets, end of period ($ x 1,000)	31,775	28,734	24,239	20,517	21,214	13,260

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

Six Months Ended
May 31, 2016		Year Ended November 30,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.93	14.91	14.29	15.60	14.62	14.35
Investment Operations:
Investment income—net[a]	.23	.49	.50	.50	.53	.57
Net realized and unrealized gain (loss) on investments	.38	.02	.63	(1.31)	1.00	.28
Total from Investment Operations	.61	.51	1.13	(.81)	1.53	.85
Distributions:
Dividends from investment income—net	(.24)	(.49)	(.51)	(.50)	(.55)	(.58)
Net asset value, end of period	15.30	14.93	14.91	14.29	15.60	14.62
Total Return (%)	4.09[b]	3.50	8.03	(5.28)	10.65	6.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67[c]	.66	.66	.64	.68	.68
Ratio of net expenses to average net assets	.67[c]	.66	.66	.64	.68	.68
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[c]	.01	.01	.01	.00[d]	.00[d]
Ratio of net investment income to average net assets	3.13[c]	3.29	3.45	3.34	3.55	4.08
Portfolio Turnover Rate	3.94[b]	24.62	20.10	12.95	9.96	10.20
Net Assets, end of period ($ x 1,000)	53,466	42,766	32,191	22,139	26,094	4,068

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2016	Year Ended November 30,
Class Y Shares	(Unaudited)	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	14.93	14.91	14.30	14.60
Investment Operations:
Investment income—net[b]	.23	.46	.49	.23
Net realized and unrealized gain (loss) on investments	.38	.04	.61	(.31)
Total from Investment Operations	.61	.50	1.10	(.08)
Distributions:
Dividends from investment income—net	(.24)	(.48)	(.49)	(.22)
Net asset value, end of period	15.30	14.93	14.91	14.30
Total Return (%)	4.11[c]	3.42	7.89	(.62)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[d]	.64	.79	.55[d]
Ratio of net expenses to average net assets	.61[d]	.64	.79	.55[d]
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[d]	.01	.01	.01[d]
Ratio of net investment income to average net assets	3.08[d]	3.11	3.32	3.79[d]
Portfolio Turnover Rate	3.94[c]	24.62	20.10	12.95
Net Assets, end of period ($ x 1,000)	1	1	1	1

a From July 1, 2013 (commencement of initial offering) to November 30, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New York AMT-Free Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open–end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2016, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	–	428,802,221	–	428,802,221
Liabilities ($)
Floating Rate Notes††	–	(7,000,000)	–	(7,000,000)

†  See Statement of Investments for additional detailed categorizations.

††  Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At May 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $8,237,109 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2015. If not applied, $1,821,970 of the carryover expires in fiscal year 2016, $1,480,006 expires in fiscal year 2017 and $487,305 expires in fiscal year 2019. The fund has $1,647,254 of post-enactment short-term capital losses and $2,800,574 of post-enactment long-term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2015 was all tax-exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended May 31, 2016, the Distributor retained $5,599 from commissions earned on sales of the fund’s Class A shares and $1,914 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

period ended May 31, 2016, Class C shares were charged $113,473 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2016, Class A and Class C shares were charged $422,002 and $37,824, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2016, the fund was charged $36,972 for transfer agency services and $1,870 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $850.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2016, the fund was charged $16,589 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2016, the fund was charged $1,280 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $198,131, Distribution Plan fees $20,115, Shareholder Services Plan fees $79,099, custodian fees $14,184, Chief Compliance Officer fees $4,010 and transfer agency fees $13,090.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2016, amounted to $27,468,248 and $15,952,610, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2016 was approximately $7,000,000, with a related weighted average annualized interest rate of .56%.

At May 31, 2016, accumulated net unrealized appreciation on investments was $33,421,697, consisting of $33,425,732 gross unrealized appreciation and $4,035 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

For More Information

Dreyfus New York AMT-Free Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PSNYX Class C: PNYCX Class I: DNYIX Class Y: DNYYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0021SA0516

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    July 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 21, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)